Subsequent Events (Details)	1 Months Ended
Feb. 17, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent events, description	The Lease Amendment extended the current lease for an additional 18 months, which commenced on March 1, 2022, and expanded the leased space to a total of 23,311 square feet from the previous 6,886 square feet.